IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
Total VaR (one-day measure)	$ 24.5	$ 15.1
Stressed Value-at-Risk (one-day)	54.2	40.9
Incremental Risk Capital Charge (one-year)	237.1	190.8
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.2	6.9
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.2	7.6
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.1	8.5
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.7	2.7
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.0	2.3
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.2	10.1
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(41.9)	(23.0)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.8	21.4
Stressed Value-at-Risk (one-day)	49.8	39.3
Incremental Risk Capital Charge (one-year)	205.8	242.9
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.0	14.2
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.8	8.9
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.2	8.9
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.4	4.3
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.6	1.3
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.5	14.1
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(32.7)	(30.3)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	33.1	36.4
Stressed Value-at-Risk (one-day)	84.8	51.1
Incremental Risk Capital Charge (one-year)	269.8	330.2
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.7	34.9
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.2	11.8
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.9	12.3
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.7	7.9
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.8	2.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.4	17.9
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.9	15.1
Stressed Value-at-Risk (one-day)	28.8	28.1
Incremental Risk Capital Charge (one-year)	156.2	171.3
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.3	6.2
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.7	6.0
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.0	5.8
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.2	2.2
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.3	0.7
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 11.3	$ 10.1